Deferred charges	12 Months Ended
Dec. 31, 2012
Deferred charges
7.	Deferred charges:

	Dry-docking	Financing fees	Total

December 31, 2010	$6,212	$31,395	$37,607
Cost incurred	7,251	9,990	17,241
Amortization expensed	(2,367)	(3,421)	(5,788)
Transfer on loss on vessels (note 5)	(1,726)	—	(1,726)
Amortization capitalized	—	(1,417)	(1,417)

December 31, 2011	$9,370	$36,547	$45,917
Cost incurred	6,520	4,713	11,233
Amortization expensed	(3,196)	(8,574)	(11,770)
Amortization capitalized	—	(1,564)	(1,564)

December 31, 2012	$12,694	$31,122	$43,816

Amortization of dry-docking amounts is included in Depreciation and amortization. Amortization of financing fees is included in Amortization of deferred charges, unless it qualifies for capitalization.